Critical Accounting Estimates and Judgments (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of key factors of the macroeconomic scenarios on the economic conditions

	For the fiscal year ending March 31,
As at March 31, 2026:	2027	2028
Upside	(%)
Japanese GDP (Nominal)	4.9	4.1
U.S. GDP (Real)	3.9	2.4
EMU GDP (Real)	2.6	3.1
Asia-Pacific GDP (Real)	6.3	5.0
Japanese short-term interest rate	0.9	1.0

Base
Japanese GDP (Nominal)	3.2	3.7
U.S. GDP (Real)	2.1	2.0
EMU GDP (Real)	1.2	1.3
Asia-Pacific GDP (Real)	4.5	4.6
Japanese short-term interest rate	0.7	0.7

Downside
Japanese GDP (Nominal)	(0.4)	2.7
U.S. GDP (Real)	(1.5)	1.0
EMU GDP (Real)	0.6	0.3
Asia-Pacific GDP (Real)	2.8	4.2
Japanese short-term interest rate	0.5	0.2

Severe downside
Japanese GDP (Nominal)	(3.7)	(0.6)
U.S. GDP (Real)	(3.4)	0.7
EMU GDP (Real)	(0.5)	(1.4)
Asia-Pacific GDP (Real)	1.0	3.6
Japanese short-term interest rate	0.7	0.3

	For the fiscal year ending March 31,
As at March 31, 2025:	2026	2027
Upside	(%)
Japanese GDP (Nominal)	3.5	3.7
U.S. GDP (Real)	2.5	3.3
EMU GDP (Real)	1.0	2.9
Asia-Pacific GDP (Real)	5.1	5.8
Japanese short-term interest rate	0.5	0.5

Base
Japanese GDP (Nominal)	2.3	2.4
U.S. GDP (Real)	1.3	2.0
EMU GDP (Real)	0.5	0.6
Asia-Pacific GDP (Real)	3.9	4.5
Japanese short-term interest rate	0.5	0.5

Downside
Japanese GDP (Nominal)	1.7	2.0
U.S. GDP (Real)	0.2	0.3
EMU GDP (Real)	(0.4)	(3.2)
Asia-Pacific GDP (Real)	2.8	3.3
Japanese short-term interest rate	0.5	0.5

Severe downside
Japanese GDP (Nominal)	0.9	(2.2)
U.S. GDP (Real)	(1.1)	(1.1)
EMU GDP (Real)	(0.8)	(5.4)
Asia-Pacific GDP (Real)	1.5	1.9
Japanese short-term interest rate	1.0	0.0

Summary of probability weightings of each scenario the group estimates
The following table shows the probability weightings of each scenario the Group estimates.

	Upside	Base	Downside	Severe downside
	(%)
As at March 31, 2026:
Scenario probability weighting	20	60	18	2

	Upside	Base	Downside	Severe downside
	(%)
As at March 31, 2025:
Scenario probability weighting	20	60	19	1